Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The activities on the Corporation’s warrants for the year ended March 31, 2021 were as follows:

2021
Weighted
average
	exercise	Number of
	price (in USD)	warrants

Warrants outstanding at April 1st, 2020	$—	—
Issued	2.25	17,407,401
Exercised	—	—
Cancelled	—	—
Expired	—	—
Warrants outstanding at March 31, 2021	$2.25	17,407,401

Warrants exercisable at March 31, 2021	$—	—

Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of stock options are as follows:

		2021		2020
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1st, 2020 and 2019	$2.50	8,042,427	$2.02	9,651,085
Granted	2.15	2,024,341	5.35	1,597,939
Exercised (note 15 (b))	1.96	(4,976,793)	1.90	(2,067,418)
Forfeited (i)	4.81	(847,762)	3.53	(1,139,179)
Options outstanding at March 31, 2021 and 2020	$2.49	4,242,213	$2.50	8,042,427

Options exercisable at March 31, 2021 and 2020	$2.54	2,153,378	$2.20	3,666,651

(i)

On July 8, 2019, Neptune announced the appointment of its new Chief Executive Officer (CEO) and Member of the Board of Directors following the resignation of the previous CEO. According to the immediately preceding CEO’s amended employment agreement, the immediately preceding CEO was entitled to his unvested options that vested on a pro-rata basis as of his termination employment date.

Schedule of Number and Contractual Life
				2021

	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.24 - $1.91	2.02	338,272	188,272	1.26
$1.92 - $2.05	5.87	2,945,261	1,480,140	1.98
$2.06 - $2.36	1.70	75,000	75,000	2.13
$2.37 - $5.19	3.65	549,680	190,733	4.27
$5.20 - $6.65	5.60	334,000	219,233	6.00
		4,242,213	2,153,378

Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of options granted has been estimated according to the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the years ended March 31, 2021 and 2020:

	2021	2020

Exercise price	$2.15	$5.35
Dividend	‒	‒
Risk-free interest	0.46%	1.47%
Estimated life (years)	3.74	4.17
Expected volatility	98.65%	65.63%

Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of the CEO non-market performance options granted was estimated according to the Black-Scholes option pricing model at the grant date using the following assumptions:

Year ended March 31, 2020

Exercise price	$5.90
Dividend	‒
Risk-free interest	1.59%
Estimated life (years)	10
Expected volatility	69.00%

Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of performance options are as follows:

	2021		2020
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1st, 2020 and 2019	$5.90	3,500,000	$—	—
Granted	—	—	5.90	3,500,000
Options outstanding at March 31, 2021 and 2020	$5.90	3,500,000	$5.90	3,500,000

Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of market performance options are as follows:

	2021		2020
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1st, 2020 and 2019	$5.86	5,525,000	$1.55	25,000
Granted	—	—	5.88	5,500,000
Exercised (note 15 (b))	1.55	(25,000)	—	—
Forfeited	—	—	—	—
Options outstanding at March 31, 2021 and 2020	$5.88	5,500,000	$5.86	5,525,000

Options exercisable at March 31, 2021 and 2020	$5.80	750,000	$5.66	775,000

2021
	Options outstanding		Exercisable options
Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$5.88	8.28	5,500,000	750,000	5.80
	8.28	5,500,000	750,000	$5.80

Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of market performance options granted has been estimated according to a risk-neutral Monte Carlo simulation pricing model based on the grant date following assumptions for options granted to the CEO:

2020

Exercise price	$5.88
Dividend	‒
Risk-free interest	1.69%
Estimated life (years)	10
Expected volatility	68.13%

Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price
(i)	Deferred Share Units (‘’DSUs’’)

 The number and weighted average share prices of DSUs are as follows:

	2021		2020
	Weighted		Weighted
	average		average
	share	Number of	share	Number of
	price	DSUs	price	DSUs

DSUs outstanding at April 1st, 2020 and 2019	$2.60	48,313	$1.56	448,387
Granted	2.38	41,960	5.60	8,924
Forfeited	—	—	1.75	(75,719)
Released through the issuance of common shares (note 15 (c))	2.60	(48,313)	1.48	(333,279)
DSUs outstanding at March 31, 2021 and 2020	$2.38	41,960	$2.60	48,313

DSUs exercisable at March 31, 2021 and 2020	$2.21	28,290	$2.47	45,730

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price
(ii)	Restricted Share Units (‘’RSUs’’)

During the year ended March 31, 2020, as part of the employment agreement of the new CEO, the Corporation granted RSUs which vest over three years in 36 equal instalments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Corporation, which vest on periods ranging from 6 months to 3 years. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through contributed surplus, over the vesting period. The fair value of the RSUs granted during the year ended March 31, 2021 was $2.21 per unit (2020 - $5.80).

	2021		2020
	Weighted		Weighted
	average		average
	share	Number of	share	Number of
	price	RSUs	price	RSUs

RSUs outstanding at April 1st, 2020 and 2019	$5.80	2,099,998	$—	—
Granted	2.21	2,187,969	5.80	2,800,000
Released through the issuance of common shares (note 15 (d))	5.80	(574,464)	5.80	(437,849)
Withheld as payment of withholding taxes (note 15 (d))	5.80	(358,872)	5.80	(262,153)
RSUs outstanding at March 31, 2021 and 2020	$3.46	3,354,631	$5.80	2,099,998

Restricted Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average share prices of restricted shares are as follows:

		2021
	Weighted
	average	Number of
	share	restricted
	price (in USD)	shares

Restricted shares outstanding at April 1st, 2020	$—	—
Granted	4.19	35,111
Forfeited	4.19	(5,378)
Released through the issuance of common shares (note 15 (e))	4.19	(29,733)
Restricted shares outstanding at March 31, 2021	$—	—